Supplementary cash flow information (Tables)	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Elements [Abstract]
Summary of non-cash investing and financing activities
The table below summarizes the non-cash investing and financing activities relating to the periods presented:

	Successor	Predecessor
(In $ millions)	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Non-cash investing activities
Sale of rigs and equipment (1)	—	—	103	—
Increase of investment in Seadrill Mobile Units (Nigeria) Ltd (2)	—	—	—	(6)
Proceeds from repayment of short-term loan from related parties due to Seadrill Partners insulation from Seadrill Limited (3)	—	—	109	—
Derecognition of Sevan Developer newbuild asset (4)	—	—	620	—
Derecognition of Sevan Developer construction obligation (4)	—	—	(526)	—

Non-cash financing activities
Repayment of debt following sale of rigs and equipment (1)	—	—	(103)	—
Increase in non-controlling interest in Seadrill Nigeria Operations Ltd (2)	—	—	—	7
Repayment of debt following insulation of Seadrill Partners from Seadrill Limited (3)	—	—	(109)	—
Conversion of convertible bond into shares, decrease in long term debt (5)	—	—	—	(105)
Conversion of convertible bond into shares, net increase in equity (5)	—	—	—	58
Proceeds from long-term loans (6)	—	—	—	150
Long term loans netted-down with related party balances (6)	—	—	—	(150)
Dividend to non-controlling interests in VIEs (7)	—	—	(14)	(113)

(1)
During the year ended December 31, 2017 (Predecessor), we completed the sale of the West Triton, West Resolute and West Mischief to Shelf Drilling, receiving cash consideration of $122 million. This comprised sales value of $225 million offset by $103 million of debt repayments. Refer to Note 9 - Loss on disposals for further information.

(2)
During the year ended December 31, 2016 (Predecessor), our wholly owned subsidiary Seadrill UK Ltd. acquired a 10% interest that an unrelated party, HH Global Alliance Investments Limited (“HHL”) held in Seadrill Mobile Units (Nigeria) Ltd, the service company for West Capella, for a notional value of $6 million. Simultaneously HHL acquired from Seadrill UK Ltd. a 49% interest in Seadrill Nigeria Operations Limited, the service company for West Jupiter for a notional value of $6 million. The impact of these transactions was to increase Seadrill’s direct ownership interest in Seadrill Partners by $6 million, and to recognize HHL’s non-controlling interest in Seadrill Nigeria Operations Ltd of $6 million.

(3)
During the year ended December 31, 2017 (Predecessor), Seadrill Partners amended certain credit facilities to insulate itself from Seadrill Limited. This resulted in a $109 million repayment in respect to the $440 million secured debt facility. Refer to Note 30 - Related party transactions for further information on related party transactions.

(4)
During the year ended December 31, 2017 (Predecessor), Sevan and Cosco agreed to defer the Sevan Developer delivery period until June 30, 2020. The contract amendment included a contract termination clause for Cosco and therefore it was deemed that Sevan had lost control of the asset and therefore derecognized the newbuild asset, which was held at $620 million, construction obligation held at $526 million, and accrued interest and other liabilities held at $19 million, resulting in a net loss on disposal of $75 million. Refer to Note 9 – Loss on disposals for further information.

(5)
In May 2016 (Predecessor), we entered into a privately negotiated exchange agreement with certain holders of our outstanding 5.625% (subsequently increased to 6.125%) Senior Notes due in 2017 (the "2017 Notes"), pursuant to which we agreed to issue a total of 8,184,340 new shares of our common stock, par value $2.00 per share, in exchange for $55 million principal amount of the 2017 Notes. Settlement occurred on May 20, 2016, upon which we had a total of 500,944,280 shares of our common stock issued and outstanding.

In June 2016 (Predecessor), we entered into another privately negotiated exchange agreement with certain holders of our outstanding 5.625% (subsequently increased to 6.125%) Senior Notes due 2017 (the "2017 Notes"), pursuant to which we agreed to issue a total of 7,500,000 new shares of our common stock, par value $2.00 per share, in exchange for $50 million principal amount of the 2017 Notes. We had a total of 508,444,280 shares of our common stock issued and outstanding, post settlement on June 13, 2016.

(6)
During the year ended December 31, 2016 (Predecessor), the Ship Finance VIEs that we consolidate withdrew bank loans and made loans to the related party Ship Finance International. These balances are presented net in the Consolidated Statement of Cash Flows. Refer to Note 22 "Long-term debt" for further information.

(7)	During the years ended December 31, 2017 and December 31, 2016, the Ship Finance VIEs declared dividends payable to Ship Finance. Refer to Note 35 - Variable interest entities for further information.